Investments in Associates and Joint Ventures - Schedule of Movement of Investments in Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial information of associates [abstract]
Opening balance	S/ 250,053	S/ 286,403	S/ 490,702
Contributions received	5,616	2,116	390,506
Impairment of GSP			(593,101)
Dividends received		(259)	(10,149)
Equity interest in results	(5,308)	(5,566)	8,304
Decrease in capital	(30)	(111)	(166)
Disposal of Investment		(32,223)
Conversion adjustment	(49)	42	311
Discontinued operations		(349)	(4)
Final balance	S/ 250,282	S/ 250,053	S/ 286,403